Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Oct. 29, 2013	Oct. 30, 2013	May 31, 2013	Nov. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 03, 2008	Dec. 31, 2010 Purchase Agreement and 2013 Purchase Agreement	May 27, 2013 Third And Final Installments	Dec. 31, 2012 Maxim Group Llc	Dec. 31, 2013 Maxim Group Llc	Dec. 31, 2012 Maxim Partners	Dec. 31, 2013 Class A Warrants	Dec. 31, 2012 Class B Warrants	Dec. 31, 2012 Series A Warrant	Dec. 31, 2010 Series A Warrant	Dec. 31, 2012 Series B Warrant	Dec. 31, 2010 Series B Warrant	Dec. 31, 2013 Series C Warrant	Dec. 31, 2013 Series D Warrant	Oct. 29, 2013 Series D Warrant	Dec. 31, 2013 Series E Warrant	Oct. 31, 2014 Series E Warrant Subsequent Event	Mar. 27, 2013 First Installment	Apr. 29, 2013 Second Installment	Dec. 31, 2013 Securities Purchase and Registration Rights Agreement Class A Warrants	Dec. 31, 2013 Securities Purchase and Registration Rights Agreement Class B Warrants	Dec. 31, 2013 Securities Purchase and Registration Rights Agreement Series C Warrant	Oct. 31, 2014 Securities Purchase and Registration Rights Agreement Series E Warrant	Dec. 31, 2013 Two And One Half Year Class A Warrants	Dec. 31, 2012 Two And One Half Year Class A Warrants	Dec. 31, 2013 Five Year Series A Warrants	Dec. 31, 2012 Five Year Series A Warrants	Oct. 29, 2013 COMMON STOCK	Dec. 31, 2013 COMMON STOCK	Dec. 31, 2013 Series D Warrants and Series E Warrants	Dec. 31, 2013 Series C Warrants, Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Common stock shares authorized before amendment				500,000,000
Common stock shares authorized after amendment				80,000,000
Issuance of common shares in lieu of liquidated damages (in shares)									120,280															123,809	136,536
Issuance of common shares in lieu of liquidated damages (in dollars)			$ 288,674		$ 913,510				$ 288,674															$ 297,148	$ 327,688
Additional shares of common stock issued										283,750																									53,742,215
Common stock, shares issued					20,370,331	4,545,618				7,500
Common stock, shares outstanding					20,370,331	4,545,618
Number of shares called by warrants					47,983,752		196,189						152,704	801,885	6,190,500		6,190,500
Exercise price of warrants							2.42	3.55		2.64					4.00	8.00	2.40	9.20		4.00			2.40					0.01	2.40							2.40	2.39
Warrant Term												5 years			18 months		18 months		5 years	5 years						5 years	5 years
Derivative liabilities					35,864,881	21,420,276				500,000	400,000										15,700,000	18,300,000								400,000	900,000	16,700,000	12,400,000
Placement Fee Paid										1,035,000
Stockholders equity reverse stock split	1-for-8 (the Reverse Split).
Dividends, Common Stock, Cash						12,000,000
Stock Issued During Period, Shares, Conversion of Units																																				8,413,354
Stock Issued During Period, Value, Conversion of Units					30,840,000
Stock Units Issued Related Cost					$ 760,000
Sale Of Stock Units	12,826,752 Units	41,833 Units																																12,868,585			4,455,231
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights							2.42	3.55		2.64					4.00	8.00	2.40	9.20		4.00			2.40					0.01	2.40							2.40	2.39